Lisa Proch Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4390 lisa.proch@thehartford.com

December 8, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
Separate Account Seven ("Registrant")
Post-Effective Amendment No. 13
File No. 333-176149

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at (860) 547-4390.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
Assistant General Counsel

Enclosure